Debt Obligations (Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Sep. 19, 2013	Mar. 01, 2011	Oct. 03, 2011
Long-term debt, gross		$ 2,139.6	$ 2,284.2		$ 2,139.6
Total long-term debt at subsidary	874.7	874.7	874.6
Obligation for capital lease		(2.8)	(3.1)		(2.8)
Unamortized debt discount	(0.7)	(0.7)	(1.0)		(0.7)
Total long-term debt	2,129.6	2,139.6			2,139.6
THE DAYTON POWER AND LIGHT COMPANY [Member]
Unamortized debt discount	(2.8)	(2.8)			(2.8)
First Mortgage Bonds Maturing in September 2016 - 1.875%
Long-term debt, gross	445.0	445.0	445.0		445.0	445.0
Debt instrument maturity year	Sep. 01, 2016	Sep. 01, 2016
Debt instrument interest percentage	1.875%	1.875%			1.875%
Pollution Control Series Maturing in January 2028 - 4.70% [Member]
Long-term debt, gross	35.3	35.3	35.3		35.3
Debt instrument maturity year	Jan. 01, 2028	Jan. 01, 2028
Debt instrument interest percentage	4.70%	4.70%			4.70%
Pollution Control Series Maturing in January 2034 - 4.80% [Member]
Long-term debt, gross	179.1	179.1	179.1		179.1
Debt instrument maturity year	Jan. 01, 2034	Jan. 01, 2034
Debt instrument interest percentage	4.80%	4.80%			4.80%
Pollution Control Series Maturing in September 2036 - 4.80% [Member]
Long-term debt, gross	100.0	100.0	100.0		100.0
Debt instrument maturity year	Sep. 01, 2036	Sep. 01, 2036
Debt instrument interest percentage	4.80%	4.80%			4.80%
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% [Member]
Long-term debt, gross	100.0	100.0	100.0		100.0
Debt instrument maturity year	Nov. 01, 2040	Nov. 01, 2040
Debt instrument interest percentage	0.02%
Debt instrument interest percentage minimum		0.04%	0.04%
Debt instrument interest percentage maximum	0.05%	0.15%		0.26%
U.S. Government note maturing in February 2061 - 4.20% [Member]
Long-term debt, gross	18.1	18.1	18.3		18.1		18.7
Debt instrument maturity year	Feb. 01, 2061	Feb. 01, 2061
Debt instrument interest percentage	4.20%	4.20%			4.20%		4.20%
Five Year Senior Unsecured Notes At 6.75 Maturing October 15 2019 [Member]
Long-term debt, gross		200.0			200.0
Debt instrument maturity year		Oct. 01, 2019
Debt instrument interest percentage		6.75%			6.75%
Bank Term Loan maturing in May 2018 [Member]
Long-term debt, gross	130.0	140.0	180.0		140.0
Debt instrument maturity year	May 01, 2018	May 01, 2018
Debt instrument interest percentage		2.41%			2.41%
Debt instrument interest percentage minimum	2.41%	2.41%	2.42%		2.42%
Debt instrument interest percentage maximum	2.43%	2.42%	2.45%		2.45%
Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]
Long-term debt, gross	15.6	15.6	20.6		15.6
Debt instrument maturity year	Sep. 01, 2031	Sep. 01, 2031
Debt instrument interest percentage	8.125%	8.125%			8.125%
Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]
Long-term debt, gross	130.0	130.0	430.0		130.0
Debt instrument maturity year	Oct. 01, 2016	Oct. 01, 2016
Debt instrument interest percentage	6.50%	6.50%	6.50%		6.50%			6.50%
Senior Unsecured Notes at 6.80% maturing on October 2019 [Member]
Long-term debt, gross	200.0	200.0			200.0
Debt instrument maturity year	Oct. 01, 2019
Debt instrument interest percentage	6.75%
Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]
Long-term debt, gross	$ 780.0	$ 780.0	$ 780.0		$ 780.0
Debt instrument maturity year	Oct. 01, 2021	Oct. 01, 2021
Debt instrument interest percentage	7.25%	7.25%	7.25%		7.25%			7.25%